Fees Summary	Jul. 31, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 453,960,000
Total Fee Amount	62,691.88
Total Offset Amount	0
Net Fee	$ 62,691.88
Offset Table N/A	N/A